Lease - Other information (Details)	Dec. 31, 2020	Dec. 31, 2019
Lease
Weighted-average remaining lease term Operating leases	3 years 9 months 18 days	4 years 8 months 12 days
Weighted-average remaining lease term Finance leases	3 years 1 month 6 days	3 years 10 months 24 days
Weighted-average discount rate Operating leases	5.82%	5.83%
Weighted-average discount rate Finance leases	5.70%	5.77%